UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08649
                                                    ---------------

                           EII Realty Securities Trust
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               New York, NY 10022
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                           ---------------

                     Date of fiscal year end: June 30, 2004
                                             --------------


                   Date of reporting period: December 31, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                          E.I.I. REALTY SECURITIES FUND

                              INSTITUTIONAL SHARES

                                DECEMBER 31, 2003
                               SEMI-ANNUAL REPORT


                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                TABLE OF CONTENTS




Letter to Shareholders...............................................          1

Schedule of Investments..............................................          4

Statement of Assets and Liabilities..................................          6

Statement of Operations..............................................          7

Statements of Changes in Net Assets..................................          8

Financial Highlights.................................................          9

Notes to the Financial Statements....................................         10

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2003

To Our Shareholders:

Enclosed is the Semi-Annual Report for the EII Realty Securities Fund for the period ending December 31, 2003. For the period the Fund rose 19.47% compared to the NAREIT Equity Index Return of 20.43% and the Wilshire Real Estate Securities Index Return of 20.80%. The Fund held assets of approximately $118,000,000 at the end of 2003.

The remarkable strength of real estate securities has come from a convergence of factors. As the highest dividend paying common stocks, REITs have benefited from an inflow of investors seeking yield in the low interest rate environment resulting from the simulative Federal Reserve monetary policy. The Federal Reserve is committed to fighting deflation, a dramatic change from their anti-inflation posture of the last generation. With their inflation hedge characteristics, real estate and real estate securities are better positioned than most other yield oriented investments when the Federal Reserve is following a reflationary policy.

From an operational standpoint, real estate is a lagging cyclical industry. Overall cash flow growth was quite limited in the second half of 2003 with some sectors such as retail reporting cash flow growth, while apartments and office reported declines. Demand for apartments and office are particularly sensitive to job growth. Though, some job growth commenced in the second half of 2003, it is still much below the trend of past cycles. The retail sector has benefited from ongoing strength in consumer spending, and the industrial and lodging sectors have benefited from a resumption of business spending. Notwithstanding the lackluster overall cash flow growth, part of the strength in the REIT market is the anticipation of further cyclical improvements and a resumption of cash flow growth in 2004 and beyond.

A third factor that has benefited REITs is the effect of securitization itself. The ease of access to real estate investment which REITs provide, has allowed ever more investors to conveniently add the diversification benefits of real estate to their portfolio. The growth of REITs over the last decade has substantially improved the financial strength of the real estate industry by providing billions of dollars of equity financing to this capital-intensive sector. In addition the greatly enhanced flow of data and research on the companies and their underlying properties provide a much clearer perspective on operations and valuation than existed before, which means capital can be allocated more efficiently. These factors make the industry healthier and less volatile, which in turn contributes to higher valuations.

A final factor is the behavior of the REITs themselves. REIT managers have shown considerable discipline in managing their real estate portfolios and their balance sheets. Despite valuation premiums that would encourage property acquisitions financed by equity offerings, REITs have in many cases been better sellers than buyers of real estate. They have used the strength in real estate markets to upgrade their portfolios, and they have improved their balance sheets by refinancing high yield debt and preferred issues and through joint ventures with institutional investors. This should position them well for the future.

The recovery in the economy bodes well for resumption of cash flow growth, but it will likely be achieved in an environment of rising interest rates, which will put pressure on valuations. The timing of the recovery will vary for different property types. Whereas the retail sector continues to achieve strong results due to rising rents and limited new supply, especially in the regional malls, and lodging is improving off an extremely depressed base, apartment and office results are still under pressure. Both are dependent on job growth. The harbingers are all positive, but the job recovery to date is inadequate to restore demand. Apartments would be the first to benefit from a job growth recovery due to the shorter lease duration. The weighting of these sectors and the specific holdings in the portfolio will be adjusted as these trends unfold.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2003

Though there are many positives that have converged to provide strong performance for REITs, investors should maintain an appropriate long-term perspective on the prospects for REIT investment returns. Over the long run REITs can be expected to provide returns above fixed income securities but below equities, with substantial diversification benefits. The pace of recent gains is unlikely to be sustained.

We thank you for the continuing support and confidence you have placed in us.

Very Truly Yours,

[GRAPHIC OMITTED]

Richard J. Adler
Chairman

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2003

  COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN E.I.I. REALTY SECURITIES FUND AND THE NAREIT EQUITY INDEX (1) AND THE WILSHIRE REAL ESTATE
 SECURITIES INDEX (1) FROM INCEPTION (JUNE 11, 1998) THROUGH DECEMBER 31, 2003

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                E.I.I. Realty               NAREIT         Wilshire Real Estate
               Securities Fund           Equity Index        Securities Index

 6/11/98           $10,000                 $10,000               $10,000
 6/30/98            10,260                  10,253                10,253
 7/31/98             9,650                   9,587                 9,539
 8/31/98             8,940                   8,683                 8,548
 9/30/98             9,390                   9,174                 9,027
10/31/98             9,213                   9,004                 8,903
11/30/98             9,415                   9,137                 9,071
12/31/98             9,306                   8,907                 8,941
 1/31/99             9,112                   8,720                 8,747
 2/28/99             9,000                   8,515                 8,678
 3/31/99             8,908                   8,477                 8,631
 4/30/99             9,801                   9,281                 9,551
 5/31/99            10,039                   9,485                 9,712
 6/30/99             9,728                   9,332                 9,547
 7/31/99             9,382                   9,035                 9,182
 8/31/99             9,309                   8,920                 9,044
 9/30/99             8,910                   8,581                 8,636
10/31/99             8,613                   8,370                 8,475
11/30/99             8,571                   8,234                 8,342
12/31/99             8,955                   8,495                 8,656
 1/31/00             8,987                   8,523                 8,691
 2/29/00             8,847                   8,421                 8,525
 3/31/00             9,256                   8,698                 8,899
 4/30/00             9,856                   9,283                 9,533
 5/31/00             9,933                   9,374                 9,648
 6/30/00            10,336                   9,615                 9,973
 7/31/00            11,163                  10,455                10,868
 8/31/00            10,690                  10,031                10,477
 9/30/00            11,141                  10,350                10,818
10/31/00            10,631                   9,902                10,348
11/30/00            10,876                  10,029                10,581
12/31/00            11,591                  10,735                11,316
 1/31/01            11,501                  10,847                11,429
 2/28/01            11,264                  10,674                11,192
 3/31/01            11,321                  10,777                11,201
 4/30/01            11,582                  11,034                11,467
 5/31/01            11,798                  11,301                11,788
 6/30/01            12,490                  11,964                12,421
 7/31/01            12,181                  11,726                12,173
 8/31/01            12,616                  12,155                12,598
 9/30/01            12,009                  11,650                11,851
10/31/01            11,627                  11,317                11,407
11/30/01            12,288                  11,940                12,147
12/31/01            12,578                  12,231                12,499
 1/31/02            12,625                  12,254                12,553
 2/28/02            12,812                  12,491                12,840
 3/31/02            13,573                  13,240                13,630
 4/30/02            13,561                  13,353                13,712
 5/31/02            13,703                  13,534                13,850
 6/30/02            13,975                  13,904                14,134
 7/31/02            13,248                  13,176                13,259
 8/31/02            13,176                  13,151                13,264
 9/30/02            12,698                  12,646                12,678
10/31/02            11,925                  12,037                12,048
11/30/02            12,458                  12,604                12,644
12/31/02            12,510                  12,698                12,829
 1/31/03            12,073                  12,328                12,454
 2/28/03            12,192                  12,532                12,637
 3/31/03            12,311                  12,782                12,958
 4/30/03            12,773                  13,345                13,504
 5/31/03            13,523                  14,151                14,279
 6/30/03            13,805                  14,459                14,558
 7/31/03            14,545                  15,233                15,402
 8/31/03            14,639                  15,315                15,567
 9/30/03            15,125                  15,836                16,091
10/31/03            15,229                  16,122                16,336
11/30/03            15,963                  16,825                17,043
12/31/03            16,493                  17,414                17,585

-------------------------------------------------------------------------------------------------------------------------
                                    RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                     CUMULATIVE TOTAL RETURN              AVERAGE ANNUAL TOTAL RETURN
                                            -----------------------------------------------------------------------------
                                                SIX          CALENDAR         SINCE            FIVE           SINCE
                                               MONTHS      YEAR-TO-DATE    INCEPTION*          YEARS        INCEPTION*
                                            -----------------------------------------------------------------------------


E.I.I. REALTY SECURITIES FUND                  19.47%         31.84%          64.93%          12.12%           9.42%

NAREIT Equity Index(1)                         20.43%         37.13%          74.13%          14.85%          10.49%

Wilshire Real Estate Securities Index(1)       20.80%         37.06%          75.84%          14.48%          10.69%

* Inception date was June 11, 1998.
(1) For the period from June 11, 1998 through June 30, 1998, the Morgan Stanley REIT Index was used to calculate the returns.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The performance table & graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The benchmarks are widely accepted unmanaged indices of overall market performance. They do not take into account charges, fees and other expenses and are not available for direct investment.

-------------------------------------------------------------------------------------------------------------------------

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2003
                                   (UNAUDITED)


COMMON STOCKS - 97.0%                                SHARES             VALUE
                                                    --------        ------------
Archstone-Smith Trust                                178,733        $  5,000,949
Arden Realty, Inc.                                    79,009           2,397,133
Avalonbay Communities, Inc.                           84,671           4,047,274
Boston Properties, Inc.                               65,947           3,177,986
Brandywine Realty Trust                               47,539           1,272,619
BRE Properties, Inc., Class A                        105,895           3,536,893
Brookfield Properties Corp.                           85,583           2,456,232
Camden Property Trust                                 21,287             943,014
Catellus Development Corp.                            78,550           1,894,626
CenterPoint Properties Trust                          29,643           2,220,261
Chelsea Property Group, Inc.                          19,920           1,091,815
Crescent Real Estate Equities Co.                    135,117           2,314,554
Developers Diversified Realty Corp.                  124,377           4,175,336
Duke Realty Corp.                                    120,795           3,744,645
Equity Office Properties Trust                       108,313           3,103,167
Equity Residential                                   168,307           4,966,740
Essex Property Trust, Inc.                            27,395           1,759,307
First Industrial Realty Trust, Inc.                   24,242             818,168
General Growth Properties, Inc.                      194,321           5,392,408
Health Care Property Investors, Inc.                  54,866           2,787,193
Hilton Hotels Corp.                                  103,396           1,771,173
Host Marriott Corp.*                                 288,745           3,557,338
Kimco Realty Corp.                                    84,632           3,787,282
Liberty Property Trust                               110,236           4,288,180
The Macerich Co.                                      81,732           3,637,074
Mack-Cali Realty Corp.                                43,429           1,807,515
Nationwide Health Properties, Inc.                    12,489             244,160
Pan Pacific Retail Properties, Inc.                   60,107           2,864,099
Plum Creek Timber Co., Inc.                           97,137           2,957,822
Post Properties, Inc.                                 24,686             689,233
ProLogis                                             186,822           5,995,118
Public Storage, Inc.                                  72,615           3,150,765
Regency Centers Corp.                                 95,433           3,803,005
The Rouse Co.                                         35,328           1,660,416
Shurgard Storage Centers, Inc., Class A               45,457           1,711,456
Simon Property Group, Inc.                           125,816           5,830,313
SL Green Realty Corp.                                  9,500             389,975
Starwood Hotels & Resorts Worldwide, Inc.             43,648           1,570,019
Sun Communities, Inc.                                 43,707           1,691,461
United Dominion Realty Trust, Inc.                    74,366           1,427,827
Vornado Realty Trust                                  68,839           3,768,935
Weingarten Realty Investors                           15,086             669,064
                                                                    ------------

TOTAL COMMON STOCKS (Cost $82,534,690)                              $114,372,550
                                                                    ------------

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2003
                                   (UNAUDITED)


TEMPORARY INVESTMENT - 2.6%                            PAR (000)      VALUE
                                                       ---------  ------------
   Provident Institutional Funds, Treasury Trust
     Portfolio                                          $ 3,041   $  3,041,034
                                                                  ------------

TOTAL TEMPORARY INVESTMENT (Cost $3,041,034)                         3,041,034
                                                                  ------------

TOTAL INVESTMENTS - 99.6% (Cost $85,575,724)                       117,413,584

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                           458,259
                                                                  ------------

TOTAL NET ASSETS - 100.0%                                         $117,871,843
                                                                  ============

* Denotes non-income producing security.

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003
                                   (UNAUDITED)


ASSETS
    Investments at value (Cost $85,575,724).....................   $117,413,584
    Dividends receivable........................................        530,834
    Interest receivable.........................................          1,030
    Receivable for investment securities sold...................        686,878
    Receivable for fund shares sold.............................            436
    Prepaid expenses and other assets...........................            695
                                                                  --------------
      TOTAL ASSETS..............................................    118,633,457
                                                                  --------------

LIABILITIES
    Payable for investment securities purchased.................        584,841
    Payable for fund shares redeemed............................         31,500
    Investment advisory fees payable............................         79,473
    Other accrued expenses......................................         65,800
                                                                  --------------
      TOTAL LIABILITIES.........................................        761,614
                                                                  --------------

NET ASSETS (Applicable to 9,783,178
     Institutional Class Shares outstanding, $.01
     Par value, unlimited shares authorized)....................   $117,871,843
                                                                  ==============

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER INSTITUTIONAL
CLASS SHARE.....................................................         $12.05
                                                                  ==============

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             STATEMENT OF OPERATIONS

                                                                                     Six Months Ended
                                                                                     December 31, 2003
                                                                                        (Unaudited)
                                                                                     -----------------
INVESTMENT INCOME
         Dividends (less foreign tax withheld $1,485) ..........................       $  2,954,872
         Interest...............................................................              6,272
                                                                                      --------------
                  Total Investment Income.......................................          2,961,144
                                                                                      --------------
EXPENSES
         Management fees........................................................            435,006
         Administrative fees....................................................             87,001
         Directors' fees .......................................................             34,460
         Legal fees.............................................................             26,875
         Transfer Agent  fees...................................................             25,324
         Custodian fees.........................................................             14,930
         Audit fees.............................................................             13,154
         Filing fees............................................................             13,100
         Insurance expense......................................................              5,669
         Shareholders' reports..................................................              4,590
         Miscellaneous expenses.................................................              5,570
                                                                                      --------------
                  TOTAL EXPENSES................................................            665,679
         Less: Expenses Waived or Reimbursed....................................            (85,671)
                                                                                      --------------
                  NET EXPENSES..................................................            580,008
                                                                                      --------------
         NET INVESTMENT INCOME..................................................          2,381,136
                                                                                      --------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENT SECURITIES
         Net Realized Gain on Investment Transactions...........................           7,142,215
         Change in Unrealized Appreciation of Investment Securities.............          10,614,289
                                                                                      ---------------
                                                                                          17,756,504
                                                                                      ---------------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS..................................................       $  20,137,640
                                                                                      ===============

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Six Months Ended
                                                                     December 31, 2003       Year Ended
                                                                        (Unaudited)        June 30, 2003
                                                                     -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
    Operations:
         Net Investment Income................................         $   2,381,136       $   6,931,288
         Net Realized Gain (Loss) on Investment
               Transactions...................................             7,142,215          (6,583,427)
         Change in Unrealized Appreciation/Depreciation
           of Investment Securities...........................            10,614,289          (9,397,947)
                                                                     ----------------     -----------------

               Net Increase (Decrease) in Assets Resulting
               From Operations................................            20,137,640          (9,050,086)
                                                                     ----------------     -----------------

    Distributions From:
         Net Investment Income................................            (2,402,797)         (5,094,616)
         Net Capital Gains....................................                  -            (11,065,449)
                                                                     -----------------    ----------------
               Total distributions............................            (2,402,797)        (16,160,065)
                                                                     -----------------    ----------------

    Capital Share Transactions - Institutional Class: (1)
         Shares Issued........................................            11,972,338          12,952,268
         Shares Issued in Reinvestment of Distributions.......             2,088,172          14,793,394
         Shares Redeemed......................................           (27,573,632)        (77,952,624)
                                                                     -----------------    ----------------
               Net Decrease from Capital Share
               Transactions...................................           (13,513,122)        (50,206,962)
                                                                     -----------------    ----------------

    Total Increase (Decrease)  in Net Assets..................             4,221,721         (75,417,113)
                                                                     ----------------     ----------------

NET ASSETS
    Beginning of Period.......................................           113,650,122         189,067,235
                                                                     ----------------     ---------------
    End of Period(2)..........................................         $ 117,871,843       $ 113,650,122
                                                                     ================     ===============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
    Shares Issued ............................................             1,048,651           1,291,473
    Shares Reinvested.........................................               185,767           1,525,723
    Shares Redeemed...........................................            (2,482,000)         (7,790,799)
                                                                     -----------------    ----------------
                                                                          (1,247,582)         (4,973,603)
                                                                     =================    ================

(2) Including undistributed net investment income.............         $   2,249,450       $   2,271,111


                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

      FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                             Six Months Ended
                                               December 31,     Year Ended   Year Ended   Year Ended    Year Ended    Year Ended
                                                   2003          June 30,     June 30,     June 30,      June 30,      June 30,
                                               (Unaudited)         2003         2002         2001          2000          1999
                                             -----------------  -----------  -----------  -----------   -----------   -----------
Net Asset Value, Beginning of Period........     $10.30             $11.81       $11.01        $9.48        $9.38         $10.26
                                             -----------------  -----------  -----------  -----------   -----------   -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
     Net Investment Income..................       0.26               0.38         0.45         0.50         0.47           0.39
     Net Gain (Loss) on Securities
        (Realized and Unrealized)...........       1.73              (0.64)        0.81         1.42         0.06          (0.95)
                                             -----------------  -----------  -----------  -----------   -----------   -----------
          Total from Investment Operation ..       1.99              (0.26)        1.26         1.92         0.53          (0.56)
                                             -----------------  -----------  -----------  -----------   -----------   -----------

LESS DISTRIBUTIONS
     Net Investment Income..................      (0.24)             (0.35)       (0.46)       (0.39)       (0.43)         (0.32)
     Net Capital Gains......................        -                (0.90)        -            -            -              -
                                             -----------------  -----------  -----------  -----------   -----------   -----------
          Total Distributions...............      (0.24)             (1.25)       (0.46)       (0.39)       (0.43)         (0.32)
                                             -----------------  -----------  -----------  -----------   -----------   -----------

Net Asset Value, End of Period..............     $12.05             $10.30       $11.81       $11.01        $9.48          $9.38
                                             =================  ===========  ===========  ===========   ===========   ===========

Total Return................................      19.47%#           (1.19%)       11.89%       20.84%        6.25%         (5.18%)

Net Assets, End of Period (thousands).......   $117,872           $113,650     $189,067     $184,844     $130,068        $52,348

Ratio of Expenses to Average Net Assets.....       1.00%*             1.00%        1.00%        1.00%        1.00%          1.00%

Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumptions
   of Expenses).............................       1.14%*             1.12%        1.06%        1.08%        1.29%          1.73%

Ratio of Net Investment Income to
   Average Net Assets.......................       4.09%*             5.15%        5.16%        5.19%        6.34%          6.11%

Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumptions of Expenses).................       3.95%*             5.03%        5.10%        5.11%        6.05%          5.38%

Portfolio Turnover Rate.....................         37%                57%          72%          20%          25%            17%

* ANNUALIZED
# NON-ANNUALIZED


                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       NOTES TO THE FINANCIAL STATEMENTS

                                   (UNAUDITED)


A. ORGANIZATION:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. E.I.I. Realty Securities Trust may offer one or more portfolios of its shares; at present only shares of E.I.I. Realty Securities Fund (the "Fund") are being offered. The Fund may offer three classes of shares; Institutional, Adviser and Investor. As of December 31, 2003 the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Fund, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them.


B. SIGNIFICANT ACCOUNTING POLICIES:

The following significant  accounting policies are in conformity with accounting
principles   generally  accepted  in  the  United  States.   Such  policies  are
consistently followed by the Fund in preparation of its financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale or official closing price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income, if any, are declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Fund on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

                                   (UNAUDITED)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund has a capital loss carryforward for Federal income tax purposes of $3,091,426 that is available as a reduction of future net capital gains realized through the year June 30, 2010.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2003, the Fund elected to defer capital losses of $2,249,447.

TRANSFER IN-KIND: On August 29, 2003 and November 19, 2003, the Fund transferred securities and cash in the amounts of $7,725,556 and $1,668,689, respectively, due to in-kind redemptions. For purposes of generally accepted accounting principles, these transactions were treated as a sale of securities and the resulting gains and losses were recognized based on the market value of the securities on the date of the transfer. For tax purposes, no gains or losses were recognized. The result was a permanent difference of $981,560. Gains resulting from such in-kind redemptions are included in the realized gains/(losses) on investment transactions on the Statement of Operations.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.


C. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

The Fund has entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets.

E.I.I. also provides administrative services to the Fund. Under the Administrative Services Agreement, E.I.I. receives a fee payable monthly at an annual rate of 0.15% of the Fund's average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Fund to the extent necessary to keep the annual expenses of the Fund to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund. To the extent that the Adviser waives Investment Advisory Fees and/or absorbs expenses of the Fund, it may seek payment of such waived fees and/or absorbed expenses at any time within three fiscal years after the fiscal year in which the Investment Advisory Fees were waived and/or expenses absorbed, subject to the 1.00% limitation stated above.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

                                   (UNAUDITED)

D. INVESTMENT TRANSACTIONS:

For the period ended December 31, 2003, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities:

          Purchases...............................      $42,163,493
          Sales...................................       57,698,640


E. COMPONENTS OF NET ASSETS:

At December 31, 2003 net assets consisted of:

          Paid-In Capital...........................................................  $ 82,664,248
          Undistributed Net Investment Income.......................................     2,249,450
          Accumulated Net Realized Gain on Investment Transactions..................     1,120,285
          Net Unrealized Appreciation of
            Investment Securities...................................................    31,837,860
                                                                                      ------------
                                                                                      $117,871,843
                                                                                      ============

F. PROXY VOTING POLICIES AND PROCEDURES:

A description of the Proxy Voting Policies and Procedures is available without charge upon request, by calling 888-323-8912 or on the SEC website WWW.SEC.GOV.

INVESTMENT ADVISER & ADMINISTRATOR       OFFICERS & TRUSTEES
----------------------------------       -------------------
E.I.I. Realty Securities, Inc.           Richard J. Adler, CHAIRMAN,
717 Fifth Avenue                         CHIEF EXECUTIVE OFFICER & TRUSTEE
10th Floor                               Daniel P. O'Connor, PRESIDENT
New York, NY 10022                       Lynn P. Marinaccio, SECRETARY
(212) 644-0794                           Michael J. Meagher, TREASURER
                                         Warren K. Greene, INDEPENDENT TRUSTEE
SUB-ADMINISTRATOR                        Joseph Gyourko, INDEPENDENT TRUSTEE
-----------------                        Richard W. Hutson, INDEPENDENT TRUSTEE
PFPC Inc.                                Christian A. Lange, TRUSTEE
103 Bellevue Parkway                     Carl W. Schafer, INDEPENDENT TRUSTEE
Wilmington, DE 19809-3710

TRANSFER AGENT
--------------
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406-1212

CUSTODIAN
---------
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL
-------------
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

INDEPENDENT AUDITORS
--------------------
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019



                                  E.I.I. REALTY
                                 SECURITIES FUND

                                  888-323-8912


This report is submitted for the information of shareholders of the E.I.I. Realty Securities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus. The prospectus includes more complete information regarding the Fund's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.


    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) EII Realty Securities Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard J. Adler
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date                       February 23, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard J. Adler
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date                       February 23, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael J. Meagher
                         -------------------------------------------------------
                           Michael J. Meagher, Chief Financial Officer
                           (principal financial officer)

Date                       February 23, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.